Income taxes (Tables) - Exascale Labs Inc. [Member]	12 Months Ended
Jun. 30, 2025
Schedule of effective tax rate reconciliation

	For the years ended June 30,
	2024	2025
US Statutory income tax rate	21.0%	21.0%
State income tax rate	8.7%	8.7%
Change in fair value of simple agreements for future equity	(18.6)%	(17.9)%
Changes in valuation allowance	(11.1)%	(11.8)%
Effective income tax rate	-	-

Schedule of deferred tax assets liabilities

	As of June 30,
	2024	2025
Deferred tax assets
Net operating loss carry forward	$748,679	$1,652,998
Total deferred tax assets	748,679	1,652,998
Less: valuation allowance	(748,679)	(1,652,998)
Total deferred tax assets, net	$-	$-

Schedule of valuation allowance

	For the years ended June 30,
	2024	2025
Balance at the beginning of the year	$(200,468)	$(748,679)
Additions	(548,211)	(904,319)
Balance at the end of the year	$(748,679)	$(1,652,998)